As filed with the Securities and Exchange Commission on June 22, 2017

Securities Act File No. 033-53399

Investment Company Act File No. 811-07171

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒
(Check appropriate box or boxes)

BLACKROCK GLOBAL SMALLCAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Global SmallCap Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Margery K. Neale, Esq.	Benjamin Archibald, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 22, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of common stock, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 35 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 37 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Global SmallCap Fund, Inc. (the “Fund”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 22, 2017, the effectiveness of the registration statement for the Fund, filed in Post-Effective Amendment No. 34 on April 24, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 35 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Global SmallCap Fund, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on June 22, 2017.

BlackRock Global SmallCap Fund, Inc. (Registrant)

By:	/s/ John M. Perlowski
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski	Director, President and Chief Executive Officer	June 22, 2017
(John M. Perlowski)	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	June 22, 2017
(Neal J. Andrews)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

HENRY GABBAY*	Director
(Henry Gabbay)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By: /s/ Benjamin Archibald
(Benjamin Archibald, Attorney-In-Fact)		June 22, 2017